Hartford Alpha Capture International Equity ETF Expense Example - Hartford Alpha Capture International Equity ETF - Hartford Alpha Capture International Equity ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	$ 653